ACQUISITION OF BUSINESSES - Mobile Mini (Details) - Mobile Mini - Infrastructure services $ in Millions	Jan. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 419
Voting interest	100.00%
Goodwill	$ 176
Intangible assets	58
Property, plant and equipment	236
Non-current liabilities recognised as of acquisition date	51
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 10